Refundable Deposit - 777 PMPA - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
		Aug. 08, 2012	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Refundable Deposit [Line Items]
Upfront cash consideration paid	[1]		$ 45,352
Present Value of Refundable deposit - 777 PMPA			8,073	$ 0
777 PMPA [Member]
Disclosure Of Refundable Deposit [Line Items]
Term of contract		40 years
Upfront cash consideration paid		$ 455,000
Refundable deposit - 777 PMPA			$ 79,000
Interest rate			8.00%
Impairment losses			$ 2,000
777 PMPA [Member] | At fair value [member]
Disclosure Of Refundable Deposit [Line Items]
Present Value of Refundable deposit - 777 PMPA			$ 8,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.